Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Use of Accounting Estimates

Use of Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates these estimates, including those related to allowance for doubtful accounts, inventory valuation, warranty costs, stock-based compensation, income taxes, the valuation of equity instruments, and commitments and contingencies, among others. The Company bases estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Segments

Segments

Management has determined that it operates as one reportable and operating segment as it only reports financial information on an aggregate and consolidated basis to its chief executive officer, who is the Company’s chief operating decision maker. See Note 13.

Recognition of Revenues

Recognition of Revenues

Revenues consist primarily of revenues from the sale of hardware and management tools, as well as the related implied post contract customer support (“PCS”). The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. In cases where the Company lacks evidence that collectability of the resulting receivable is reasonably assured, it defers recognition of revenue until the receipt of cash. At June 30, 2012 and 2011 $805,000 and $1.7 million, respectively, of revenues were deferred.

For the Company’s sales, evidence of the arrangement consists of an order from a customer. The Company considers delivery to have occurred once its products have been shipped and title and risk of loss have been transferred. For the Company’s sales, these criteria are met at the time the products are transferred to the customer. The Company’s arrangements with customers do not include provisions for cancellation, returns, inventory swaps or refunds that would significantly impact recognized revenues.

The Company records amounts billed to distributors for shipping and handling costs as revenues. The Company classifies shipping and handling costs incurred by it as cost of revenues.

Deposit payments received from distributors in advance of recognition of revenues are included in current liabilities on the Company’s balance sheet and are recognized as revenues when all the criteria for recognition of revenues are met.

The Company’s multi-element arrangements generally include two deliverables. The first deliverable is the hardware and software essential to the functionality of the hardware device delivered at the time of sale. The second deliverable is the implied right to PCS included with the purchase of certain products. PCS is this right to receive, on a when and if available basis, future unspecified software upgrades and features relating to the product’s essential software as well as bug fixes, email and telephone support.

The Company uses a hierarchy to determine the allocation of revenues to the deliverables. The hierarchy is as follows: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”), and (iii) best estimate of the selling price (“BESP”).

(i)	VSOE generally exists only when a company sells the deliverable separately and is the price actually charged by the company for that deliverable. Generally the Company does not sell the deliverables separately and, as such, does not have VSOE.

(ii)	TPE can be substantiated by determining the price that other parties sell similar or substantially similar offerings. The Company does not believe that there is accessible TPE evidence for similar deliverables.

(iii)	BESP reflects the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis. The Company believes that BESP is the most appropriate methodology for determining the allocation of revenue among the multiple elements.

The Company has allocated revenues between these two deliverables using the relative selling price method which is based on the estimated selling price for all deliverables. Revenues allocated to the delivered hardware and the related essential software are recognized at the time of sale provided the other conditions for recognition of revenues have been met. Revenues allocated to the PCS are deferred and recognized on a straight-line basis over the estimated life of each of these devices, which currently is two years. At June 30, 2012 and 2011, $805,000 and $497,000 of revenue was deferred in this way. All cost of revenues, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred. If the estimated life of the hardware product should change, the future rate of amortization of the revenues allocated to PCS would also change.

The Company’s process for determining BESP for deliverables involves multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. For PCS, the Company believes its network operators and service providers would be reluctant to pay for such services separately. This view is primarily based on the fact that unspecified upgrade rights do not obligate the Company to provide upgrades at a particular time or at all, and do not specify to network operators and service providers which upgrades or features will be delivered. The Company believes that the relatively low prices of its products and its network operators’ and service providers’ price sensitivity would add to their reluctance to pay for PCS. Therefore, the Company has concluded that if it were to sell PCS on a standalone basis, the selling price would be relatively low.

Key factors considered by the Company in developing the BESP for PCS include reviewing the activities of specific employees engaged in support and software development to determine the amount of time that is allocated to the development of the undelivered elements, determining the cost of this development effort, and then adding an appropriate level of gross profit to these costs.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers investments purchased with a maturity period of three months or less at the date of purchase to be cash equivalents. At June 30, 2012 and 2011, the Company had cash and cash equivalents of $122.1 million and $76.4 million, respectively. Cash and cash equivalents are stated at cost which approximates fair value. The Company deposits cash and cash equivalents with financial institutions that management believes are of high credit quality. The Company’s cash and cash equivalents consist primarily of U.S. dollar denominated money market funds and cash deposited in demand accounts.

Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company primarily places its temporary cash investments with high credit quality financial institutions which invest predominantly in U.S. money market funds. Deposits of cash outside the United States totaled $102.8 million and $29.6 million at June 30, 2012 and 2011, respectively. The Company would incur significant tax liabilities if it were to repatriate its non-U.S. deposits.

The Company derives its accounts receivable from revenues earned from customers located worldwide. The Company bases credit decisions primarily upon a customer’s past credit history. The Company’s standard credit terms are net 30 to 60 days.

The Company subcontracts with other companies to manufacture most of its products. The Company relies on the ability of these contract manufacturers to produce the products sold to its distributors and original equipment manufacturers (“OEMs”). A significant portion of the Company’s products are manufactured by a few contract manufacturers. If the Company’s contract manufacturers were to lose production capabilities, the Company would experience delays in delivering products to its distributors and OEMs. The Company does not maintain long-term agreements with its contract manufacturers, which could lead to an inability of the Company to obtain its products in a timely fashion at prices consistent with those previously charged.

Inventory

Inventory

Inventories consist primarily of raw materials that the Company consigns to its contract manufactures and, to a lesser extent, finished goods. Inventories are stated at the lower of cost or market value on a first-in, first-out basis. The Company reduces the value of its inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the estimated market value and establishes a new cost basis.

Deferred Cost of Revenues

Deferred Cost of Revenues

Deferred cost of revenues consist of the cost of product shipped to distributors for which the rights and obligations of ownership have passed to the distributor but revenues have not yet been recognized primarily because the collectability criterion for revenue recognition has not been fulfilled. The Company classifies those amounts as deferred cost of revenues. All deferred costs of revenues are stated at cost. The Company periodically assesses the recoverability of deferred cost of revenues and writes down the deferred cost of revenues balances to establish a new cost basis when recovery of deferred cost of revenues is not reasonably assured. The Company evaluates recoverability based on various factors including the length of time the product has been held at the distributor’s site and the financial viability of the distributor.

Product Warranties

Product Warranties

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

On October 19, 2011, the Company’s outstanding Series A preferred stock converted to common stock immediately prior to the closing of the Company’s initial public offering and no additional accretion was recorded. Prior to the conversion, upon the sixth anniversary of the issuance of Series A preferred stock, the holders of Series A preferred stock could require the Company to redeem such preferred stock out of legally available funds at the greater of (i) the Liquidation Value of $2.95 per share plus all accrued and unpaid dividends or (ii) the market price of the common stock issuable upon conversion of each share of Series A preferred stock into common stock, plus all accrued and unpaid dividends. Since the maximum redemption amount was contingent on the fair value of the equity security at the redemption date, the Company calculated the accretion based on the fair value as of the balance sheet date prorated over the contractual life. The Company recorded $111.5 million, $37.7 million and $100,000 of accretion in fiscal 2012, 2011 and 2010, respectively. Due to the conversion immediately prior to the closing of the Company’s initial public offering, no additional accretion will be recorded in future periods.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company records an allowance for doubtful accounts for estimated probable losses on uncollectible accounts receivable. In estimating the allowance, management considers, among other factors, (i) the aging of the accounts receivable, (ii) the Company’s historical write offs, (iii) the credit worthiness of each distributor based on payment history and (iv) general economic conditions. In cases where the Company is aware of circumstances that may impair a specific distributor’s ability to meet its obligations to the Company, the Company records a specific allowance against amounts due from the distributor, and thereby reduces the net recognized receivable to the amounts it reasonably believes will be collected.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of the Company’s cash equivalents, accounts receivable, accounts payable, debt and other current liabilities approximate fair value due to their short maturities. See Note 3.

Long Lived Assets

Long Lived Assets

The Company evaluates its long lived assets including property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. An impairment loss is recognized when the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to the assets or asset group. If impairment is indicated, the asset is written down to its estimated fair value. The Company did not recognize any impairment losses for fiscal 2012, 2011 and 2010.

Property and Equipment

Property and Equipment

Furniture, fixtures and equipment are recorded at cost. The Company computes depreciation or amortization using the straight line method over estimated useful lives, as follows:

Estimated Useful Life
Testing equipment	3 to 5 years
Computer and other equipment	3 to 5 years
Furniture and fixtures	3 years
Leasehold improvements	shorter of lease term or useful life

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the statement of operations. Expenditures for maintenance and repairs are charged to operations as incurred.

Depreciation expense was $602,000, $213,000 and $144,000 for fiscal 2012, 2011 and 2010, respectively.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist primarily of legal costs associated with application and registration of the Company’s patents and trademarks. The Company amortizes all acquisition-related intangible assets that are subject to amortization over the estimated useful life based on economic benefit, which ranges from 5 to 10 years.

Leases

Leases

The Company leases its facilities under cancelable and noncancelable operating leases. For leases that contain rent escalation or rent concessions provisions, the Company records the total rent expense during the lease term on a straight line basis over the term of the lease. The Company records the difference between the rent paid and the straight line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. Deferred tax assets and liabilities are determined based on the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company establishes valuation allowances when necessary to reduce deferred tax assets to the amount it expects to realize. The assessment of whether or not a valuation allowance is required often requires significant judgment including current operating results, the forecast of future taxable income and ongoing prudent and feasible tax planning initiatives. In addition, the Company’s calculation of its tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company may be subject to income tax audits in all of the jurisdictions in which it operates and, as a result, must also assess exposures to any potential issues arising from current or future audits of current and prior years’ tax returns. Accordingly, the Company must assess such potential exposures and, where necessary, provide a reserve to cover any expected loss. To the extent that the Company establishes a reserve, its provision for income taxes would be increased. If the Company ultimately determines that payment of these amounts is unnecessary, it reverses the liability and recognizes a tax benefit during the period in which it determines that the liability is no longer necessary. The Company records an additional charge in its provision for taxes in the period in which it determines that tax liability is greater than its original estimate.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based awards at fair value as of the grant date and recognizes expense ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the awards. The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. Restricted stock units (“RSUs”) are valued based on the fair value of the Company’s common stock on the date of grant. The Company adopted the above guidance using the modified prospective transition method. Under this transition method, the new fair value recognition provisions are applied to option grants on and after July 1, 2005. The Company expenses the fair value of all stock-based awards granted or modified after July 1, 2005 on a straight line basis.

The Black-Scholes option pricing model used to determine the fair value of the Company’s stock option awards requires a number of estimates and assumptions. In valuing share-based awards under the fair value accounting method, significant judgment is required in determining the expected volatility of the Company’s common stock and the expected term individuals will hold their share-based awards prior to exercising. The expected volatility of the Company’s common stock is based on the volatility of a group of comparable companies, as the Company does not have sufficient historical data with regards to the volatility of its stock. The expected term of options granted represents the period of time that the Company expects the options granted to be outstanding. The Company calculates the expected term as the average of the option vesting and contractual terms. In the future, as the Company gains sufficient historical data for volatility in its common stock and the actual term for which its options are held, the expected volatility and expected term may change, which could substantially change the grant date fair value of future awards of stock options and ultimately the expense it records. In addition, the estimation of stock awards that will ultimately vest requires judgment and to the extent actual results differ from the Company’s estimates, these amounts will be recorded as an adjustment in the period estimates are revised.

For stock option awards granted to nonemployees and nonemployee directors, the fair value of the stock option awards is estimated using the Black-Scholes option pricing model. This model utilizes the estimated fair value of the Company’s underlying common stock at each measurement date, the contractual term of the option, the expected volatility of the price of the Company’s common stock, risk free interest rates and expected dividend yields of the Company’s common stock.

Commitments and Contingencies

Commitments and Contingencies

The Company periodically evaluates all pending or threatened contingencies and any commitments, if any, that are reasonably likely to have a material adverse effect on its results of operations, financial position or cash flows. The Company assesses the probability of an adverse outcome and determines if it is remote, reasonably possible or probable. If information available prior to the issuance of the Company’s financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the Company’s financial statements, and the amount of the loss, or the range of probable loss can be reasonably estimated, then such loss is accrued and charged to operations. If no accrual is made for a loss contingency because one or both of the conditions pursuant to the accounting guidance are not met, but the probability of an adverse outcome is at least reasonably possible, the Company will disclose the nature of the contingency and provide an estimate of the possible loss or range of loss, or state that such an estimate cannot be made.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company and its subsidiaries is the U.S. dollar. For foreign operations, local currency denominated assets and liabilities are remeasured at the period end exchange rates, and revenues, costs and expenses are remeasured at the average exchange rates during the fiscal year. Foreign exchange gains and losses have been immaterial to the Company’s results of operations to date.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the Company’s initial public offering were capitalized. Deferred offering costs of $3.1 million were offset against initial public offering proceeds upon the closing of the offering in October 2011. There were $2.1 million of deferred offering costs capitalized as of June 30, 2011.

Research and Development Costs and Capitalized Software Development Costs

Research and Development Costs and Capitalized Software Development Costs

Research and development expenses consist primarily of salary and benefit expenses, including stock-based compensation, for employees and contractors engaged in research, design and development activities, as well as costs for prototypes, facilities and travel costs.

Software development costs, including costs incurred to purchase third party software, begin to be capitalized when the Company has determined that certain factors are present, including among others, that technology exists to achieve the performance requirements. The accumulation of software costs to be capitalized ceases when the software is substantially developed and is ready for its intended use. Capitalized costs are amortized on a straight line basis over the estimated useful life of the software once it is available for use. To date, the Company has not capitalized research and development costs associated with software development as products and enhancements have reached technological feasibility and have been released to customers at substantially the same time.

Earnings Per Share

Earnings Per Share

The Company applies the two-class method for calculating and presenting earnings per share (“EPS”). Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their participating rights. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Basic EPS is computed by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed by dividing the amount of net income available to common stockholders outstanding plus income allocable to participating securities, to the extent they are dilutive, by the weighted average number of shares of common stock and potential dilutive shares outstanding during the period if the effect is dilutive. The Company’s potentially dilutive common shares include outstanding stock options, restricted stock units and preferred stock.

Recent Accounting Pronouncements	Recent Accounting Pronouncements The Company does not believe there have been any recent accounting pronouncements that would have a significant impact on the Company’s financial statements.

Recent Accounting Pronouncements

In May 2011 the FASB further amended its guidance related to fair value measurements in order to achieve common fair value measurements between U.S. GAAP and International Financial Reporting Standards. The amendments in the updated guidance explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the updated guidance should not result in a change in the application of previous fair value measurement guidance. The updated guidance is effective during interim and annual periods beginning after December 15, 2011. The adoption of the amended guidance on January 1, 2012 did not have an impact on the Company’s consolidated financial statements.

In June 2011, the FASB updated its guidance related to the presentation of comprehensive income. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The updated guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in the updated guidance do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB further amended its guidance to defer changes related to the presentation of reclassification adjustments indefinitely as a result of concerns raised by stakeholders that the new presentation requirements would be difficult for preparers and add unnecessary complexity to financial statements. The updated guidance, other than the portion related to the presentation of reclassification adjustments, will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The updated guidance must be applied retrospectively. The Company does not expect the adoption of the guidance on July 1, 2012 to have an impact on its consolidated financial statements.